SUMMARY SECTION
Investment Objective
Victoria 1522 Fund (the "Fund") seeks long-term capital growth.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Victoria 1522 Fund (USD $)	Victoria 1522 Fund - Advisor Class	Victoria 1522 Fund - Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Wire fee or overnight check delivery fee	15	15
Retirement account fees (annual maintenance and redemption requests)	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the v value of your investment)
Annual Fund Operating Expenses Victoria 1522 Fund		Victoria 1522 Fund - Advisor Class	Victoria 1522 Fund - Institutional Class
Management Fees		1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		1.99%	1.99%
Total annual fund operating expenses		3.39%	3.14%
Fee waiver and/or expense reimbursements		(1.49%)	(1.49%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.90%	1.65%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.90% and 1.65% of average daily net assets for Advisor Class and Institutional Class Shares, respectively. This agreement is in effect until January 31, 2012, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victoria 1522 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Victoria 1522 Fund - Advisor Class	193	903	1,637	3,576
Victoria 1522 Fund - Institutional Class	168	829	1,515	3,345

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities, including common and preferred stocks, of companies in "emerging market countries." Emerging market countries are those countries that are considered to be developing by the World Bank or the International
Finance Corporation, or are included in any of the Morgan Stanley Capital
International (MSCI) emerging market indices. The Fund's advisor considers a company to be in an emerging market country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, an emerging market country, or if the company derives at least 50% of revenues or net profits from, or has at least 50% of assets or production capacities in, an emerging market country.

The Fund will invest in "mainstream" emerging market countries, which the Fund's advisor defines as those countries that are included in the standard MSCI
Emerging Markets Index. The Fund may also invest in "frontier" emerging market countries, which the advisor defines as those countries that are included in the
MSCI Frontier Markets Index.

In addition to its main investments, the Fund may invest up to 20% of its net assets in emerging market government and corporate bonds of any quality and any range of maturity. The Fund may also invest up to 20% of its net assets in companies domiciled in the United States, Canada, Japan, Australia and other developed economies, including those located in Western Europe. Up to 15% of the
Fund's net assets may be invested in illiquid securities.

The Fund will invest in large, mid and small capitalization emerging market companies. The Fund intends to invest in at least three countries and 20 companies.

The Fund's advisor employs a rigorous fundamental approach in evaluating countries, industries, and companies. The factors considered by the advisor in country selection include the outlook for economic growth, inflation, interest rates, currency, and political stability. In assessing industries, the advisor considers global supply and demand conditions, the outlook for pricing and unit volume growth, market share, capacity utilization rate, and the capacity expansion plans of firms operating within the sector. Lastly, company research is based on original, fundamental research conducted by the advisor's research team.

The Fund will purchase a stock when the Fund's advisor believes the stock is undervalued and the prospects of the industry and/or country in which the company operates are favorable.  The Fund will sell a security when the security has reached the advisor's price target, the outlook for the stock's industry or country deteriorates, or when the advisor finds better investment opportunities.

Principal Risks of Investing
Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

· Market Risk

The Fund's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market.

· Foreign Securities Risk

Prices of foreign securities may be more volatile because of economic conditions abroad, political developments, and changes in the regulatory environment. In addition, changes in exchange rates and interest rates in foreign countries may adversely affect share prices.

· Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign
(non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged.

· Emerging Market Risk

The Fund may be exposed to changes in economic and political factors in the emerging market countries in which it invests. Most emerging market economies are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies.

· Emerging Market Debt Risk

Emerging market debt risk is affected by a country's credit rating, political environment, and the yield spread of emerging market debt over U.S.
Treasuries. Trade flows and foreign debt repayment schedules may affect a country's exchange rate and the yield curve. If interest rates rise, the price of bonds will decline, making emerging market debt less appealing. Political instability may lead to higher interest rates, affecting country risk and credit rating.

· Frontier Market Risk

Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The Gulf countries of Bahrain, Kuwait, Oman, Qatar, and the
UAE constitute a high percentage of the MSCI Frontier Markets Index. Thus, changes in the price of oil have a direct and significant effect on these economies, i.e., if the price of oil increases, these countries benefit; and if the price of oil declines, these countries would be adversely affected.

· Non-Investment Grade Risk

Investment in non-investment grade debt securities involves greater risk of default or price changes than higher rated debt securities due to changes in the issuer's creditworthiness or the fact that the issuer may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to sell or to determine the value of lower rated debt securities.

· Portfolio Turnover Risk

The Fund's turnover rate may exceed be high. A high turnover rate (100% or more)
may lead to higher transaction costs and may result in a greater number of taxable transactions, and it may negatively affect the Fund's performance.

· Small or Mid-Cap Company Risk

Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have a limited track record and their shares tend to trade infrequently or in limited volumes.

· Synthetic Foreign Equity Securities Risk

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, non-U.S.
equity securities risk and currency risk.

See the "Principal Risks of Investing" section on page 6 for a more detailed description of the above risks.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns for the periods indicated compare with the MSCI Emerging
Markets Index which the Fund's advisor considers to be a standard performance benchmark for the Fund's relative performance. Performance information for the
MSCI Emerging Market + Frontier Index and the MSCI Emerging Markets Investable
Market (IMI) Index is also provided since the Fund may invest in frontier economies and small capitalization stocks, which are outside of the range of companies included in the standard performance benchmark. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

Calendar-Year Total Returns for Institutional Class

Institutional Class
Highest Calendar Quarter Return at NAV     32.41%   Quarter Ended 6/30/2009
Lowest Calendar Quarter Return at NAV      (9.42)%  Quarter Ended 6/30/2010

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Victoria 1522 Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
MSCI Emerging Markets Index	MSCI Emerging Markets Index (does not reflect deduction for fees, expenses or taxes)		18.88%	21.09%	Oct 1, 2008
MSCI Emerging Markets + Frontier Index	MSCI Emerging Markets + Frontier Index (does not reflect deduction for fees, expenses or taxes)		19.06%	19.56%	Oct 1, 2008
MSCI Emerging Markets Investable Market (IMI) Index	MSCI Emerging Markets Investable Market (IMI) Index (does not reflect deduction for fees, expenses or taxes)		19.90%	22.81%	Oct 1, 2008
Victoria 1522 Fund - Advisor Class	Advisor Class - Return Before Taxes		18.23%	42.43%	Oct 1, 2008
Victoria 1522 Fund - Institutional Class	Institutional Class - Return Before Taxes		18.51%	42.72%	Oct 1, 2008
Victoria 1522 Fund - Institutional Class After Taxes on Distributions	Institutional Class - Return After Taxes on Distributions	[1]	13.60%	35.92%	Oct 1, 2008
Victoria 1522 Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	[1]	12.77%	33.38%	Oct 1, 2008
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
Victoria 1522 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Victoria 1522 Fund (the "Fund") seeks long-term capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the v value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This agreement is in effect until January 31, 2012
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities, including common and preferred stocks, of companies in "emerging market countries." Emerging market countries are those countries that are considered to be developing by the World Bank or the International
Finance Corporation, or are included in any of the Morgan Stanley Capital
International (MSCI) emerging market indices. The Fund's advisor considers a company to be in an emerging market country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, an emerging market country, or if the company derives at least 50% of revenues or net profits from, or has at least 50% of assets or production capacities in, an emerging market country.

The Fund will invest in "mainstream" emerging market countries, which the Fund's advisor defines as those countries that are included in the standard MSCI
Emerging Markets Index. The Fund may also invest in "frontier" emerging market countries, which the advisor defines as those countries that are included in the
MSCI Frontier Markets Index.

In addition to its main investments, the Fund may invest up to 20% of its net assets in emerging market government and corporate bonds of any quality and any range of maturity. The Fund may also invest up to 20% of its net assets in companies domiciled in the United States, Canada, Japan, Australia and other developed economies, including those located in Western Europe. Up to 15% of the
Fund's net assets may be invested in illiquid securities.

The Fund will invest in large, mid and small capitalization emerging market companies. The Fund intends to invest in at least three countries and 20 companies.

The Fund's advisor employs a rigorous fundamental approach in evaluating countries, industries, and companies. The factors considered by the advisor in country selection include the outlook for economic growth, inflation, interest rates, currency, and political stability. In assessing industries, the advisor considers global supply and demand conditions, the outlook for pricing and unit volume growth, market share, capacity utilization rate, and the capacity expansion plans of firms operating within the sector. Lastly, company research is based on original, fundamental research conducted by the advisor's research team.

The Fund will purchase a stock when the Fund's advisor believes the stock is undervalued and the prospects of the industry and/or country in which the company operates are favorable.  The Fund will sell a security when the security has reached the advisor's price target, the outlook for the stock's industry or country deteriorates, or when the advisor finds better investment opportunities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock
Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

· Market Risk

The Fund's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market.

· Foreign Securities Risk

Prices of foreign securities may be more volatile because of economic conditions abroad, political developments, and changes in the regulatory environment. In addition, changes in exchange rates and interest rates in foreign countries may adversely affect share prices.

· Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign
(non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged.

· Emerging Market Risk

The Fund may be exposed to changes in economic and political factors in the emerging market countries in which it invests. Most emerging market economies are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies.

· Emerging Market Debt Risk

Emerging market debt risk is affected by a country's credit rating, political environment, and the yield spread of emerging market debt over U.S.
Treasuries. Trade flows and foreign debt repayment schedules may affect a country's exchange rate and the yield curve. If interest rates rise, the price of bonds will decline, making emerging market debt less appealing. Political instability may lead to higher interest rates, affecting country risk and credit rating.

· Frontier Market Risk

Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The Gulf countries of Bahrain, Kuwait, Oman, Qatar, and the
UAE constitute a high percentage of the MSCI Frontier Markets Index. Thus, changes in the price of oil have a direct and significant effect on these economies, i.e., if the price of oil increases, these countries benefit; and if the price of oil declines, these countries would be adversely affected.

· Non-Investment Grade Risk

Investment in non-investment grade debt securities involves greater risk of default or price changes than higher rated debt securities due to changes in the issuer's creditworthiness or the fact that the issuer may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to sell or to determine the value of lower rated debt securities.

· Portfolio Turnover Risk

The Fund's turnover rate may exceed be high. A high turnover rate (100% or more)
may lead to higher transaction costs and may result in a greater number of taxable transactions, and it may negatively affect the Fund's performance.

· Small or Mid-Cap Company Risk

Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have a limited track record and their shares tend to trade infrequently or in limited volumes.

· Synthetic Foreign Equity Securities Risk

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, non-U.S.
equity securities risk and currency risk.

See the "Principal Risks of Investing" section on page 6 for a more detailed description of the above risks.

Risk, Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns for the periods indicated compare with the MSCI Emerging
Markets Index which the Fund's advisor considers to be a standard performance benchmark for the Fund's relative performance. Performance information for the
MSCI Emerging Market + Frontier Index and the MSCI Emerging Markets Investable
Market (IMI) Index is also provided since the Fund may invest in frontier economies and small capitalization stocks, which are outside of the range of companies included in the standard performance benchmark. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance information for the MSCI Emerging Market + Frontier Index and the MSCI Emerging Markets Investable Market (IMI) Index is also provided since the Fund may invest in frontier economies and small capitalization stocks, which are outside of the range of companies included in the standard performance benchmark.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Calendar-Year Total Returns for Institutional Class
Bar Chart, Closing	rr_BarChartClosingTextBlock
Institutional Class
Highest Calendar Quarter Return at NAV     32.41%   Quarter Ended 6/30/2009
Lowest Calendar Quarter Return at NAV      (9.42)%  Quarter Ended 6/30/2010

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your tax situation and may differ from those shown.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Victoria 1522 Fund | Victoria 1522 Fund - Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMDAX
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee or overnight check delivery fee	rr_ShareholderFeeOther	15
Retirement account fees (annual maintenance and redemption requests)	ck0001318342_ShareholderFeeOther2	15
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.99%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.39%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.90%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	193
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	903
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,637
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,576
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Advisor Class - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	42.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Victoria 1522 Fund | Victoria 1522 Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMDIX
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee or overnight check delivery fee	rr_ShareholderFeeOther	15
Retirement account fees (annual maintenance and redemption requests)	ck0001318342_ShareholderFeeOther2	15
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.99%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.14%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.65%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	829
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,345
Annual Return 2009	rr_AnnualReturn2009	82.15%
Annual Return 2010	rr_AnnualReturn2010	18.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.42%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	42.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Victoria 1522 Fund | Victoria 1522 Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Return After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	35.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Victoria 1522 Fund | Victoria 1522 Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	33.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Victoria 1522 Fund | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (does not reflect deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Victoria 1522 Fund | MSCI Emerging Markets + Frontier Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets + Frontier Index (does not reflect deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008
Victoria 1522 Fund | MSCI Emerging Markets Investable Market (IMI) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Investable Market (IMI) Index (does not reflect deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2008

[1]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.90% and 1.65% of average daily net assets for Advisor Class and Institutional Class Shares, respectively. This agreement is in effect until January 31, 2012, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.